CHANGES IN BUSINESS - Discontinued Operation and Disposition (Details) - USD ($) $ in Thousands					3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 21, 2018	Oct. 31, 2017	Oct. 11, 2017	Jan. 13, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income (loss) before income taxes
Loss from discontinued operations before income taxes					$ (54)	$ (10,619)		$ (175)	$ (14,522)	$ (15,002)	$ (25,318)
Income tax (benefit) expense					(97)	17		(845)	(666)	(3,357)	1,186
Income (loss) from discontinued operations					43	(10,636)		670	(13,856)	(11,645)	(26,504)
Income (loss) before income taxes					(301)	(2,625)		1,459	(10,382)	(18,190)	(36,386)
Repayments of Long-term Debt								350	31,154	31,241	202,353
Proceeds from sale of property, plant and equipment											2
Discontinued operations, disposed of by means other than sale | Electrical Solutions
Assets:
Goodwill and other intangible assets							$ 0				0
Income (loss) before income taxes
Revenue						3,218			22,259	22,259	52,942
Cost of revenue						4,290			24,613	24,613	66,232
Write-down of assets held for sale							9,700				9,709
Loss (gain) on sale of from disposal of discontinued operations										9,623
Discontinued operations, disposed of by means other than sale | Koontz Wagner [Member]
Income (loss) before income taxes
Loss (gain) on sale of from disposal of discontinued operations										9,300
Disposed of by sale | Services | Hetsco Inc.
Income (loss) before income taxes
Write-down of assets held for sale												$ 8,300
Income (loss) before income taxes											489
Proceeds from sale of business				$ 23,200
Escrow deposit				1,500
Repayment of debt				$ 20,200
Discontinued operations disposed of by sale | Electrical Solutions
Income (loss) before income taxes
Loss (gain) on sale of from disposal of discontinued operations						9,274			9,274
Discontinued operations disposed of by sale | Mechanical Solutions
Assets:
Other current assets					200			200
Liabilities:
Other current liabilities					800			$ 800
Income (loss) before income taxes
Revenue											52,461
Cost of revenue											42,811
Loss (gain) on sale of from disposal of discontinued operations									91	$ 222	(6,332)
Proceeds from sale of business			$ 43,000
Net proceeds			40,900
Discontinued operations disposed of by sale | Mechanical Solutions | General and administrative expenses
Income (loss) before income taxes
Transition services period								9 months		9 months
Transition services expense					0			$ 0	300	$ 300	200
Discontinued operations disposed of by sale | Mechanical Solutions | Mexico
Income (loss) before income taxes
Proceeds from sale of property, plant and equipment		$ 3,600
Discontinued operations disposed of by sale | Mechanical Solutions | NETHERLANDS
Income (loss) before income taxes
Carrying value of property, plant and equipment							500				500
Impairment charge							200
Fair value of property, plant and equipment							300				300
Proceeds from sale of property, plant and equipment	$ 300
Discontinued operations disposed of by sale | Mechanical Solutions | Initial Centre Lane Term Facility
Income (loss) before income taxes
Repayments of Long-term Debt			$ 34,000
Discontinued operations disposed of by sale | Mechanical Solutions | Initial Centre Lane Term Facility | Mexico
Income (loss) before income taxes
Repayments of Long-term Debt		$ 1,900
Discontinued operations, held-for-sale or disposed of by sale
Assets:
Accounts receivable							12,296				12,296
Inventories, net							178				178
Contract assets							11,325				11,325
Other current assets							493				493
Property, plant and equipment, net							3,630				3,630
Total assets of discontinued operations							27,922				27,922
Liabilities:
Accounts payable							7,004				7,004
Accrued compensation and benefits							1,191			259	1,191
Contract liabilities							948				948
Accrued warranties							1,166				1,166
Other current liabilities					342		18,493	342		381	18,493
Current liabilities of discontinued operations					342		28,802	342		640	28,802
Liability for pension obligation					2,726			2,726		2,781
Liability for uncertain tax positions					1,740		3,110	1,740		2,407	3,110
Long-term liabilities of discontinued operations					4,466		3,110	4,466		5,188	3,110
Total liabilities of discontinued operations					4,808		$ 31,912	4,808		5,828	31,912
Income (loss) before income taxes
Revenue						3,218			22,259	22,259	105,403
Cost of revenue						4,290			24,613	24,613	109,043
Selling and marketing expenses						34			207	207	4,035
General and administrative expenses					1	268		15	2,634	2,634	14,314
Other					53	(29)		160	(38)	(38)	(48)
Loss from discontinued operations before income tax expense (benefit)										(5,157)	(31,650)
Loss from discontinued operations before income taxes					(54)	(10,619)		(175)	(14,522)	(15,002)	(25,318)
Income tax (benefit) expense					(97)	17		(845)	(666)	(3,357)	1,186
Income (loss) from discontinued operations					$ 43	$ (10,636)		$ 670	$ (13,856)	(11,645)	$ (26,504)
Exit Costs | Discontinued operations, disposed of by means other than sale | Electrical Solutions
Income (loss) before income taxes
Loss (gain) on sale of from disposal of discontinued operations										11,400
Bank Charges | Discontinued operations, disposed of by means other than sale | Electrical Solutions
Income (loss) before income taxes
Loss (gain) on sale of from disposal of discontinued operations										4,000
Pension | Discontinued operations, disposed of by means other than sale | Electrical Solutions
Income (loss) before income taxes
Loss (gain) on sale of from disposal of discontinued operations										2,900
Expected Periodic Payment										$ 300
Expected Payment Period										20 years
Lease Termination | Discontinued operations, disposed of by means other than sale | Electrical Solutions
Income (loss) before income taxes
Loss (gain) on sale of from disposal of discontinued operations										$ 1,800
Employee Salary Continuation | Discontinued operations, disposed of by means other than sale | Electrical Solutions
Income (loss) before income taxes
Loss (gain) on sale of from disposal of discontinued operations										$ 2,700